Net Income (Loss) Per Share - Schedule of Calculation of Diluted Net Income (Loss) Per Share (Details) - shares		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities		20,329,911	21,023,960	20,315,580	24,584,014	24,625,185	12,303,500
Unvested restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	[1]	5,184,633		5,184,633	3,560,054
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	[2]		5,924,582		5,924,582
Investor warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	[3]	15,099,378	15,099,378	15,099,378	15,099,378
Employee stock purchase plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	[4]	45,900		31,569

[1]	Potentially dilutive securities attributable to outstanding unvested restricted stock units are excluded from the calculation of diluted loss per share as the effect of the incremental Common Stock would be anti-dilutive and are therefore excluded from the loss per share calculation.
[2]	The June 2025 Amended Note contained a conversion feature that allowed the investor the option to convert the June 2025 Amended Note in exchange for 2,222,222 shares of Common Stock. The March 2025 Investor Note contained a conversion feature that allowed the investor the option to convert in exchange for 3,702,260 shares of Common Stock. The effect of the incremental Common Stock issuable upon a conversion of these notes was anti-dilutive based on Fold’s average share price for the three and six months ended June 30, 2026 and was therefore excluded from the loss per share calculation.
[3]	As of June 30, 2026 and 2025, the Company had (1) 12,434,658 public warrants related to legacy FTAC Emerald at an exercise price of $11.50; (2) 869,565 Series A and 869,565 Series C Warrants, at an exercise price of $12.50 and $9.00, respectively; and (3) 925,590 March 2025 Warrants outstanding at an exercise price of $15.00. These warrants are considered anti-dilutive based on Fold’s average share price for the three and six months ended June 30, 2026 and are therefore excluded from the income (loss) per share calculation.
[4]	Potentially dilutive securities attributable to the employee stock purchase plan are excluded from the calculation of diluted shares outstanding as of June 30, 2026. The effect of the incremental Common Stock would be anti-dilutive and therefore excluded from the loss per share calculation.